united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 4/30

Date of reporting period: 10/31/20

Item 1. Reports to Stockholders.

Zeo Short Duration Income Fund

Class I : ZEOIX

Zeo Sustainable Credit Fund

Class I : ZSRIX

SEMI-ANNUAL REPORT
October 31, 2020

1-855-ZEO-FUND
(1-855-936-3863)

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.zeo.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Zeo Short Duration Income Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2020

The Fund’s performance figures* for the periods ended October 31, 2020, compared to its benchmark:

				Inception** -
		One Year	Five Year	October 31, 2020
Annualized Average Returns:	Six Months	(Annualized)	(Annualized)	(Annualized)
Zeo Short Duration Income Fund - Class I	5.27%	(1.32)%	2.17%	2.63%
Bloomberg Barclays U.S. Aggregate Bond Index ***	1.27%	6.19%	4.08%	3.63%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Shares held for less than 30 days are subject to a 1.00% redemption fee. Performance figures for periods greater than one year are annualized. The total operating expense ratio (including indirect expenses), as stated in the fee table in the Fund’s Prospectus dated August 28, 2020, is 1.03% for Class I shares. For performance information current to the most recent month-end, please call 1-855-936-3863.

**	Inception date is May 31, 2011.

***	The Bloomberg Barclays U.S. Aggregate Bond Index is a widely accepted, unmanaged index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities. Investors cannot invest directly in an index.

Please visit www.zeo.com for the most recent information on the funds and to join our email distribution to receive quarterly commentaries and notices to participate in investor calls. Any questions can be directed to InvestorRelations@zeo.com.

Portfolio Composition as of October 31, 2020	% of Net Assets
Bonds & Notes	72.6%
Term Loans	19.6%
Other Assets, Cash & Cash Equivalents	7.8%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Zeo Sustainable Credit Fund
PORTFOLIO REVIEW (Unaudited)
October 31, 2020

The Fund’s performance figures* for the period ended October 31, 2020, compared to its benchmark:

			Inception** -
		One Year	October 31, 2020
Annualized Average Returns:	Six Months	(Annualized)	(Annualized)
Zeo Sustainable Credit Fund - Class I	4.50%	(3.32)%	(1.64)%
Bloomberg Barclays U.S. Aggregate Bond Index ***	1.27%	6.19%	7.15%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Shares held for less than 30 days are subject to a 1.00% redemption fee. Performance figures for periods greater than one year are annualized. The total operating expense ratio (including indirect expenses), as stated in the fee table in the Fund’s Prospectus dated August 28, 2020, is 2.57% for Class I shares. For performance information current to the most recent month-end, please call 1-855-936-3863.

**	Inception date is May 31, 2019.

***	The Bloomberg Barclays U.S. Aggregate Bond Index is a widely accepted, unmanaged index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities. Investors cannot invest directly in an index.

Please visit www.zeo.com for the most recent information on the funds and to join our email distribution to receive quarterly commentaries and notices to participate in investor calls. Any questions can be directed to InvestorRelations@zeo.com.

Portfolio Composition as of October 31, 2020	% of Net Assets
Bonds & Notes	64.1%
Term Loans	13.2%
Preferred Stock	1.8%
Other Assets, Cash & Cash Equivalents	20.9%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Zeo Short Duration Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2020

Par Value		Coupon Rate (%)	Maturity	Fair Value
	BONDS & NOTES - 72.6%
	ASSET MANAGEMENT - 0.8%
$1,874,000	Oppenheimer Holdings, Inc. (a)	5.500	10/1/2025	$1,874,000

	AUTOMOTIVE - 6.4%
15,775,000	Nexteer Automotive Group LLC (a)	5.875	11/15/2021	15,696,125

	COMMERCIAL SUPPORT SERVICES - 3.7%
993,000	APX Group, Inc.	7.875	12/1/2022	993,000
4,522,000	Cimpress PLC (a)	7.000	6/15/2026	4,499,390
4,138,000	Graphics, Inc.	7.000	5/1/2022	3,506,955
				8,999,345
	CONSTRUCTION MATERIALS - 1.6%
3,796,000	Tecnoglass, Inc. (a)	8.200	1/31/2022	3,909,918

	CONSUMER SERVICES - 1.8%
4,226,000	WW International, Inc. (a)	8.625	12/1/2025	4,405,605

	CONTAINERS & PACKAGING - 0.4%
841,000	LABL Escrow Issuer LLC (a)	6.750	7/15/2026	885,153

	ELECTRICAL EQUIPMENT - 6.6%
16,028,000	WESCO Distribution, Inc.	5.375	12/15/2021	16,068,070

	ENTERTAINMENT CONTENT - 3.7%
578,000	Lions Gate Capital Holdings LLC (a)	6.375	2/1/2024	554,880
9,006,000	Lions Gate Capital Holdings LLC (a)	5.875	11/1/2024	8,465,640
				9,020,520
	FOOD - 1.6%
3,834,000	Nathan’s Famous, Inc. (a)	6.625	11/1/2025	3,910,680

	FORESTRY, PAPER & WOOD PRODUCTS - 3.4%
8,312,000	Mercer International, Inc.	6.500	2/1/2024	8,353,560

	HOME & OFFICE PRODUCTS - 3.2%
7,588,000	Tempur Sealy International, Inc.	5.625	10/15/2023	7,682,850

	HOUSEHOLD PRODUCTS - 2.8%
6,590,000	Central Garden & Pet Co.	6.125	11/15/2023	6,700,053

	MACHINERY - 6.3%
15,239,000	ATS Automation Tooling Systems, Inc. (a)	6.500	6/15/2023	15,429,488

	RETAIL - CONSUMER STAPLES - 1.0%
2,614,000	Fresh Market, Inc. (a)	9.750	5/1/2023	2,509,440

	RETAIL - DISCRETIONARY - 19.2%
2,841,000	At Home Holding III, Inc. (a)	8.750	9/1/2025	2,990,152
16,790,000	Caleres, Inc.	6.250	8/15/2023	16,034,450
45,285,000	Men’s Warehouse, Inc. (c)	7.000	7/1/2022	452,850
12,135,000	Michaels Stores, Inc. (a)	8.000	7/15/2027	12,499,050
14,037,000	PriSo Acquisition Corp. (a)	9.000	5/15/2023	13,791,352
921,000	Sally Capital, Inc. (a)	8.750	4/30/2025	1,010,797
				46,778,651

See accompanying notes to financial statements.

Zeo Short Duration Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2020

Par Value		Coupon Rate (%)		Maturity	Fair Value
	SOFTWARE - 1.3%
$3,244,000	Veritas US, Inc. (a)	7.500		2/1/2023	$3,227,780

	SPECIALTY FINANCE - 1.4%
3,520,000	Alliance Data Systems Corp. (a)	7.000		1/15/2026	3,520,000

	TECHNOLOGY HARDWARE - 0.3%
648,000	Avaya, Inc. (a)	6.125		9/15/2028	665,010

	TECHNOLOGY SERVICES - 2.5%
1,849,000	Nielsen Co. Luxembourg (a)	5.500		10/1/2021	1,851,311
1,801,000	Nielsen Finance LLC (a)	5.000		4/15/2022	1,801,901
2,253,000	Nielsen Finance LLC (a)	5.625		10/1/2028	2,323,406
					5,976,618
	TRANSPORTATION & LOGISTICS - 1.5%
698,000	Delta Air Lines, Inc. (a)	4.500		10/20/2025	708,432
1,891,000	Mileage Plus Holdings LLC (a)	6.500		6/20/2027	1,980,823
940,000	Spirit Loyalty Cayman Ltd. (a)	8.000		9/20/2025	996,400
					3,685,655
	WHOLESALE - CONSUMER STAPLES - 3.1%
7,508,000	SunOpta Foods, Inc. (a)	9.500		10/9/2022	7,658,160

	TOTAL BONDS & NOTES (Cost - $198,456,467)				176,956,681

	TERM LOANS - 19.6%
	BEVERAGES - 1.6%
4,472,070	Arctic Glacier Co., 3 mo. LIBOR + 3.50%	5.211	(b)	3/20/2024	3,804,077

	CHEMICALS - 0.3%
693,000	AgroFresh, Inc., 1 mo. LIBOR + 6.25%	7.250	(b)	12/31/2024	675,245

	COMMERCIAL SUPPORT SERVICES - 4.6%
12,086,353	Cast & Crew Payroll, 1 mo. LIBOR + 3.75%	5.360	(b)	2/7/2026	11,285,632

	CONTAINERS & PACKAGING - 1.6%
3,960,000	LABL, Inc., 1 mo. LIBOR + 4.50%	6.902	(b)	7/1/2026	3,865,950

	FORESTRY, PAPER & WOOD PRODUCTS - 1.8%
4,542,615	Neenah, Inc., 1 mo. LIBOR + 4.00%	5.000	(b)	6/30/2027	4,531,258

	RETAIL - DISCRETIONARY - 1.3%
3,162,253	Sally Holdings LLC	4.500		7/6/2022	3,146,442

	SOFTWARE - 8.4%
656,582	A&V Holdings Midco LLC, 1 mo. LIBOR + 5.375%	6.375	(b)	3/10/2027	597,490
3,375,698	Hyland Software, Inc., 3 mo. LIBOR + 3.25%	5.484	(b)	7/1/2022	3,322,666
12,892,000	Hyland Software, Inc., 3 mo. LIBOR + 7.00%	8.786	(b)	7/7/2025	12,956,460
3,812,000	Veritas US, Inc. 1 mo. LIBOR + 5.50%	6.500	(b)	1/29/2021	3,726,230
					20,602,846

	TOTAL TERM LOANS (Cost - $49,385,923)				47,911,450

See accompanying notes to financial statements.

Zeo Short Duration Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2020

Shares		Fair Value
	SHORT-TERM INVESTMENT - 8.2%
	MONEY MARKET FUND - 8.2%
19,922,970	Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Shares, to yield 0.00% (Cost - $19,922,970) (d)	$19,922,970

	TOTAL INVESTMENTS - 100.4% (Cost - $267,765,360)	$244,791,101
	OTHER ASSETS LESS LIABILITIES - NET - (0.4)%	(884,400)
	NET ASSETS - 100.0%	$243,906,701

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At October 31, 2020 these securities amounted to $117,164,893 or 48.0% of net assets.

(b)	Floating rate security; interest rate shown reflects the effective rate as of October 31, 2020.

(c)	Security is in default.

(d)	Money market fund; interest rate reflects seven-day effective yield on October 31, 2020.

LIBOR -	London Interbank Offered Rate. The U.S. LIBOR rate as of October 31, 2020 is 0.22%.

LLC -	Limited Liability Company

PLC -	Public Limited Co.

See accompanying notes to financial statements.

Zeo Sustainable Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2020

Shares				Fair Value
	PREFERRED STOCK - 1.8%
	SPECIALTY FINANCE - 1.8%
298,000	American Express Co., 3.71% (Cost - $298,000)			$284,405

Par Value		Coupon Rate (%)	Maturity
	BONDS & NOTES - 64.1%
	APPAREL & TEXTILE PRODUCTS - 1.5%
$218,000	William Carter Co. (a)	5.625	3/15/2027	228,764

	AUTOMOTIVE - 3.1%
490,000	Nexteer Automotive Group Ltd. (a)	5.875	11/15/2021	487,550

	COMMERCIAL SUPPORT SERVICES - 7.2%
283,000	Cimpress PLC (a)	7.000	6/15/2026	281,585
487,000	Clean Harbors, Inc. (a)	4.875	7/15/2027	508,915
388,000	Graphics, Inc.	7.000	5/1/2022	328,830
				1,119,330
	CONSTRUCTION MATERIALS - 2.3%
342,000	Tecnoglass, Inc. (a)	8.200	1/31/2022	352,263

	CONSUMER SERVICES - 2.0%
301,000	WW International, Inc. (a)	8.625	12/1/2025	313,793

	ENTERTAINMENT CONTENT - 2.4%
52,000	Lions Gate Capital Holdings LLC (a)	6.375	2/1/2024	49,920
349,000	Lions Gate Capital Holdings LLC (a)	5.875	11/1/2024	328,060
				377,980
	FOOD - 1.0%
150,000	Darling Ingredients, Inc (a)	5.250	4/15/2027	159,000

	FORESTRY, PAPER & WOOD PRODUCTS - 2.3%
352,000	Mercer International, Inc.	6.500	2/1/2024	353,760

	INTERNET MEDIA & SERVICES - 1.6%
250,000	Cars.com, Inc. (a)	6.375	11/1/2028	248,750

	LEISURE PRODUCTS - 1.7%
250,000	Winnebago Industries, Inc. (a)	6.250	7/15/2028	265,625

	MACHINERY - 1.9%
285,000	Mueller Water Products, Inc. (a)	5.500	6/15/2026	294,371

	RETAIL - CONSUMER STAPLES - 1.3%
210,000	Fresh Market, Inc. (a)	9.750	5/1/2023	201,600

	RETAIL - DISCRETIONARY - 12.6%
338,000	At Home Holding III, Inc. (a)	8.750	9/1/2025	355,745
775,000	Caleres, Inc.	6.250	8/15/2023	740,125
1,795,000	Men’s Warehouse, Inc. (c)	7.000	7/1/2022	17,950
668,000	Michaels Stores, Inc. (a)	8.000	7/15/2027	688,040
130,000	Sally Capital, Inc.	5.500	11/1/2023	129,675
29,000	Sally Capital, Inc. (a)	8.750	4/30/2025	31,828
				1,963,363
	SOFTWARE - 3.5%
305,000	LogMeIn, Inc. (a)	5.500	9/1/2027	309,194
244,000	Veritas US, Inc. (a)	7.500	2/1/2023	242,780
				551,974

See accompanying notes to financial statements.

Zeo Sustainable Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2020

Par Value		Coupon Rate (%)		Maturity	Fair Value

	SPECIALTY FINANCE - 1.6%
$242,000	Alliance Data Systems Corp. (a)	7.000		1/15/2026	$242,000

	TECHNOLOGY HARDWARE - 2.0%
307,000	Avaya, Inc. (a)	6.125		9/15/2028	315,059

	TECHNOLOGY SERVICES - 4.8%
213,000	Nielsen Finance LLC (a)	5.000		4/15/2022	213,106
510,000	Nielsen Finance LLC (a)	5.625		10/1/2028	525,937
					739,043
	TRANSPORTATION & LOGISTICS - 1.7%
255,000	Delta Air Lines, Inc. (a)	4.500		10/20/2025	258,811

	TRANSPORTATION EQUIPMENT - 2.0%
308,000	Allison Transmission, Inc. (a)	5.000		10/1/2024	310,757

	WHOLESALE - CONSUMER STAPLES - 7.6%
491,000	SunOpta Foods, Inc. (a)	9.500		10/9/2022	500,820
400,000	United Natural Foods, Inc. (a)	6.750		10/15/2028	405,000
277,000	US Foods, Inc. (a)	5.875		6/15/2024	277,346
					1,183,166

	TOTAL BONDS & NOTES (Cost - $10,555,555)				9,966,959

	TERM LOANS - 13.2%
	CHEMICALS - 1.9%
307,000	AgroFresh, Inc., 1 mo. LIBOR + 6.25%	7.250	(b)	12/31/2024	299,135

	COMMERCIAL SUPPORT SERVICES - 2.4%
397,970	Cast & Crew Payroll, 1 mo. LIBOR + 3.75%	5.360	(b)	2/7/2026	371,604

	FORESTRY, PAPER & WOOD PRODUCTS - 2.8%
444,885	Neenah, Inc., 1 mo. LIBOR + 4.00%	5.000	(b)	6/30/2027	443,773

	RETAIL - DISCRETIONARY - 0.5%
77,760	Sally Holdings LLC	4.500		7/6/2022	77,371

	SOFTWARE - 5.6%
330,759	A&V Holdings Midco LLC, 1 mo. LIBOR + 5.375%	6.375	(b)	3/10/2027	300,991
382,800	Hyland Software, Inc., 3 mo. LIBOR + 7.00%	8.786	(b)	7/7/2025	384,714
188,000	Veritas US, Inc. 1 mo. LIBOR + 5.50%	6.500	(b)	1/29/2021	183,770
					869,475

	TOTAL TERM LOANS (Cost - $2,056,378)				2,061,358

Shares
	SHORT-TERM INVESTMENT - 19.1%
	MONEY MARKET FUND - 19.1%
2,967,591	Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Shares, to yield 0.00% (Cost - $2,967,591) (d)				2,967,591

	TOTAL INVESTMENTS - 98.2% (Cost - $15,877,524)				$15,280,313
	OTHER ASSETS LESS LIABILITIES - NET - 1.8%				280,013
	NET ASSETS - 100.0%				$15,560,326

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At October 31, 2020 these securities amounted to $8,396,619 or 54.0% of net assets.

(b)	Floating rate security; interest rate shown reflects the effective rate as of October 31, 2020.

(c)	Security is in default.

(d)	Money market fund; interest rate reflects seven-day effective yield on October 31, 2020.

LIBOR -	London Interbank Offered Rate. The U.S. LIBOR rate as of October 31, 2020 is 0.22%.

LLC -	Limited Liability Company

PLC -	Public Limited Co.

See accompanying notes to financial statements.

Zeo Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2020

	Zeo Short Duration Income Fund	Zeo Sustainable Credit Fund
ASSETS
Investment securities:
At cost	$267,765,360	$15,877,524
At value	$244,791,101	$15,280,313
Cash	—	336,763
Receivable for Fund shares sold	15,756	58,500
Interest receivable	4,312,933	172,263
Prepaid expenses and other assets	12,832	5,090
TOTAL ASSETS	249,132,622	15,852,929

LIABILITIES
Due to custodian	1,259,685	—
Payable for securities purchased	3,098,870	248,778
Payable for Fund shares repurchased	495,075	—
Investment advisory fees payable	159,556	5,559
Payable to related parties	104,674	2,578
Accrued expenses and other liabilities	108,061	35,688
TOTAL LIABILITIES	5,225,921	292,603
NET ASSETS	$243,906,701	$15,560,326

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$270,470,178	$16,151,591
Accumulated losses	(26,563,477)	(591,265)
NET ASSETS	$243,906,701	$15,560,326

Net Asset Value Per Share:
Class I Shares:
Net Assets	$243,906,701	$15,560,326
Shares of beneficial interest outstanding	25,892,064	1,655,833
Net Asset Value (Net Assets / Shares Outstanding), Offering and Redemption Price Per Share (a)	$9.42	$9.40

(a)	The Funds may charge a 1.00% fee on redemption of shares held for less than 30 days.

See accompanying notes to financial statements.

Zeo Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended October 31, 2020

	Zeo Short Duration Income Fund	Zeo Sustainable Credit Fund
INVESTMENT INCOME
Dividends	$72,570	$5,710
Interest	8,131,457	288,225
TOTAL INVESTMENT INCOME	8,204,027	293,935

EXPENSES
Investment advisory fees	1,049,487	45,863
Administrative services fees	175,979	8,391
Third party administrative servicing fees	155,420	5,152
Transfer agent fees	33,536	10,746
Registration fees	22,710	5,256
Custodian fees	22,080	2,760
Legal fees	11,584	5,688
Printing and postage expenses	10,970	434
Compliance officer fees	10,890	4,888
Audit fees	9,016	8,986
Trustees’ fees and expenses	8,072	6,574
Insurance expense	4,232	200
Other expenses	1,586	1,678
TOTAL EXPENSES	1,515,562	106,616
Less: Fees waived/reimbursed by the Advisor	—	(29,758)
NET EXPENSES	1,515,562	76,858
NET INVESTMENT INCOME	6,688,465	217,077

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	1,089	41,621
Net change in unrealized appreciation (depreciation) of investments	7,534,070	253,113
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	7,535,159	294,734

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,223,624	$511,811

See accompanying notes to financial statements.

Zeo Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Zeo Short Duration Income Fund

	Six Months Ended	Year Ended
	October 31, 2020	April 30, 2020
	(Unaudited)
FROM OPERATIONS
Net investment income	$6,688,465	$15,267,909
Net realized gain (loss) from security transactions	1,089	(2,507,901)
Net change in unrealized appreciation (depreciation) of investments	7,534,070	(31,606,245)
Net increase (decrease) in net assets resulting from operations	14,223,624	(18,846,237)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(6,050,454)	(15,263,305)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	23,341,076	113,541,185
Net asset value of shares issued in reinvestment of distributions to shareholders	5,369,140	12,775,745
Payments for shares redeemed	(98,161,597)	(164,470,881)
Redemption fee proceeds	2,280	14,344
Net decrease in net assets from shares of beneficial interest	(69,449,101)	(38,139,607)

TOTAL DECREASE IN NET ASSETS	(61,275,931)	(72,249,149)

NET ASSETS
Beginning of Period	305,182,632	377,431,781
End of Period	$243,906,701	$305,182,632

SHARE ACTIVITY
Shares Sold	2,502,528	11,499,035
Shares Reinvested	574,407	1,307,762
Shares Redeemed	(10,521,566)	(17,239,659)
Net decrease in shares of beneficial interest outstanding	(7,444,631)	(4,432,862)

See accompanying notes to financial statements.

Zeo Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Zeo Sustainable Credit Fund

	Six Months Ended	Period Ended
	October 31, 2020	April 30, 2020 *
	(Unaudited)
FROM OPERATIONS
Net investment income	$217,077	$182,162
Net realized gain (loss) from security transactions	41,621	(54,847)
Net change in unrealized appreciation (depreciation) of investments	253,113	(850,324)
Net increase (decrease) in net assets resulting from operations	511,811	(723,009)

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(200,784)	(179,283)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	5,672,122	13,663,492
Net asset value of shares issued in reinvestment of distributions to shareholders	189,052	178,167
Payments for shares redeemed	(888,984)	(2,664,585)
Redemption fee proceeds	—	2,327
Net increase in net assets from shares of beneficial interest	4,972,190	11,179,401

TOTAL INCREASE IN NET ASSETS	5,283,217	10,277,109

NET ASSETS
Beginning of Period	10,277,109	—
End of Period	$15,560,326	$10,277,109

SHARE ACTIVITY
Shares Sold	606,830	1,400,921
Shares Reinvested	20,268	18,477
Shares Redeemed	(95,423)	(295,240)
Net increase in shares of beneficial interest outstanding	531,675	1,124,158

*	The Zeo Sustainable Credit Fund commenced operations on June 5, 2019.

See accompanying notes to financial statements.

Zeo Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Zeo Short Duration Income Fund
	Class I

	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31, 2020		April 30, 2020	April 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016
	(Unaudited)
Net asset value, beginning of period	$9.15		$9.99	$9.95	$9.97	$9.87	$10.05
Activity from investment operations:
Net investment income (1)	0.22		0.39	0.35	0.25	0.27	0.33
Net realized and unrealized gain (loss) on investments	0.26		(0.83)	0.03	(0.02)	0.08	(0.19)
Total from investment operations	0.48		(0.44)	0.38	0.23	0.35	0.14
Paid-in-Capital from
Redemption fees (2)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.21)		(0.40)	(0.34)	(0.25)	(0.25)	(0.32)
Net asset value, end of period	$9.42		$9.15	$9.99	$9.95	$9.97	$9.87
Total return (3)	5.27	% (4)	(4.63)%	3.92%	2.28%	3.63%	1.41%
Net assets, end of period (000s)	$243,907		$305,183	$377,432	$278,987	$242,206	$216,891
Ratio of expenses to average net assets	1.08	% (5)	1.01%	1.01%	1.27%	1.29%	1.25%
Net investment income, net waiver or recapture	4.79	% (5)	3.97%	3.48%	2.51%	2.69%	3.31%
Portfolio turnover rate	29	% (4)	95%	135%	152%	152%	135%

*	Zeo Short Duration Income Fund was formerly known as Zeo Strategic Income Fund.

(1)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for each period.

(2)	Less than $0.005 per share.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.

(4)	Not annualized.

(5)	Annualized.

See accompanying notes to financial statements.

Zeo Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Zeo Sustainable Credit Fund
	Class I

	Six Months Ended	Period Ended
	October 31, 2020	April 30, 2020 (1)
	(Unaudited)
Net asset value, beginning of period	$9.14	$10.00
Activity from investment operations:
Net investment income (2)	0.17	0.25
Net realized and unrealized gain (loss) on investments	0.24	(0.89)
Total from investment operations	0.41	(0.64)
Paid-in-Capital from
Redemption fees	—	0.00 (3)
Less distributions from:
Net investment income	(0.15)	(0.22)
Net asset value, end of period	$9.40	$9.14
Total return (4,5)	4.50%	(6.53)%
Net assets, end of period (000s)	$15,560	$10,277
Expenses, before waiver/reimbursement (6,7)	1.74%	2.51%
Expenses, net waiver/reimbursement (7)	1.25%	1.25%
Net investment income, net waiver/reimbursement (7)	3.54%	2.85%
Portfolio turnover rate (5)	35%	62%

(1)	The Zeo Sustainable Credit Fund commenced operations on June 5, 2019.

(2)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for each period.

(3)	Less than $0.005 per share.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent any fee waivers and expense reimbursements by the advisor.

(7)	Annualized.

See accompanying notes to financial statements.

Zeo Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2020

1.	ORGANIZATION

The Zeo Short Duration Income Fund and the Zeo Sustainable Credit Fund (each a “Fund” and collectively the “Funds”) are each series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Zeo Short Duration Fund is a diversified fund and the Zeo Sustainable Credit Fund is a non-diversified fund. The Zeo Short Duration Income Fund seeks low volatility and absolute returns consisting of income and moderate capital appreciation. The Zeo Sustainable Credit Fund seeks risk-adjusted total returns consisting of income and moderate capital appreciation. The Funds currently offer Class I shares, which commenced operations on May 31, 2011 for the Zeo Short Duration Income Fund and June 5, 2019 for the Zeo Sustainable Credit Fund. Class I shares are offered at net asset value.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the current bid price on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Debt securities and term loans (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the

Zeo Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2020

Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third-party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is comprised of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Zeo Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2020

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2020 for the Funds’ investments measured at fair value:

Zeo Short Duration Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Bonds & Notes	$—	$176,956,681	$—	$176,956,681
Term Loans	—	47,911,450	—	47,911,450
Short-Term Investment	19,922,970	—	—	19,922,970
Total	$19,922,970	$224,868,131	$—	$244,791,101

Zeo Sustainable Credit Fund

Assets*	Level 1	Level 2	Level 3	Total
Preferred Stock	$284,405	$—	$—	$284,405
Bonds & Notes	—	9,966,959	—	9,966,959
Term Loans	—	2,061,358	—	2,061,358
Short-Term Investment	2,967,591	—	—	2,967,591
Total	$3,251,996	$12,028,317	$—	$15,280,313

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Portfolio of Investments for security classifications.

Zeo Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2020

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Tax – The Funds continue to qualify as regulated investment companies by complying with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years from April 30, 2018 through April 30, 2020, or expected to be taken in the Funds’ April 30, 2021 tax returns. The Funds identify their major tax jurisdictions as U.S. federal and Ohio. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognized interest and penalties related to unrecognized tax benefits in interest and other expenses, respectively.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least monthly. The Funds will declare and pay net realized capital gains, if any, annually. Dividends to shareholders from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The

Zeo Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2020

Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions you could lose your entire investment.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Zeo Capital Advisors, LLC serves as the Funds’ investment advisor (the “Advisor”) . Pursuant to an investment advisory agreement between the Advisor and the Trust, with respect to the Funds (the “Advisory Agreement”), the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by other service providers. Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 0.75% of each Fund’s average daily net assets. For the period ended October 31, 2020, the Zeo Short Duration Income Fund incurred $1,049,487 in advisory fees and the Zeo Sustainable Credit Fund incurred $45,863 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until August 31, 2021, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) do not exceed 1.25%

Zeo Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2020

per annum of the Fund’s average daily net assets for Class I shares (the “Expense Limitation”). Prior to August 28, 2019, the Expense Limitation was 1.50% for the Zeo Short Duration Income Fund.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Funds’ Operating Expenses are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Funds, on a rolling three year basis, for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Funds’ expenses to exceed the Expense Limitation. If Fund Operating Expenses subsequently exceed the Expense Limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement) . No amounts will be paid to the Advisor in any fiscal quarter unless the Board determines that reimbursement is in the best interests of the Funds and their shareholders. With respect to the Zeo Sustainable Credit Fund, the Advisor waived fees in the amount of $29,758 for the period ended October 31, 2020. Cumulative expenses subject to recapture pursuant to the aforementioned conditions as of April 30, 2020 will expire on April 30 of the following years:

Fund
Zeo Sustainable Credit Fund	$80,796	April 30, 2023

Northern Lights Distributors, LLC (“NLD” or the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the period ended October 31, 2020, the Distributor received no underwriting commissions.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides fund administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Zeo Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2020

4.	INVESTMENT TRANSACTIONS

For the period ended October 31, 2020, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Fund	Purchases	Sales
Zeo Short Duration Income Fund	$72,678,230	$126,539,495
Zeo Sustainable Credit Fund	7,080,196	3,354,326

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2020, Charles Schwab & Co, Inc. and National Financial Services held approximately 24.5% and 41.3%, respectively, of the voting securities of the Zeo Short Duration Income Fund. As of October 31, 2020, Charles Schwab & Co, Inc. held approximately 88.8% of the voting securities of the Zeo Sustainable Credit Fund.

6.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Funds. For the period ended October 31, 2020, the Zeo Short Duration Income Fund assessed $2,280 in redemption fees and the Zeo Sustainable Credit Fund assessed $0 in redemption fees.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At October 31, 2020, the tax cost of investments and unrealized appreciation (depreciation) are as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Zeo Short Duration Income Fund	$267,740,305	$2,542,127	$(25,491,331)	$(22,949,204)
Zeo Sustainable Credit Fund	15,876,301	227,832	(823,820)	(595,988)

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended April 30, 2020 and April 30, 2019 was as follows:

For the fiscal year or period ended April 30,2020
Ordinary Income
Zeo Short Duration Income Fund	$15,263,305
Zeo Sustainable Credit Fund	179,283

For the fiscal year or period ended April 30,2019
Ordinary Income
Zeo Short Duration Income Fund	$11,284,955
Zeo Sustainable Credit Fund	—

Zeo Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2020

As of April 30, 2020, the components of distributable earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	and	Carry	Appreciation/	Accumulated
Fund	Income	Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
Zeo Short Duration Income Fund	$164,054	$(3,109,713)	$(1,307,714)	$(30,483,274)	$(34,736,647)
Zeo Sustainable Credit Fund	1,657	(54,176)	(672)	(849,101)	(902,292)

The difference between book basis and tax basis undistributed net investment income, and unrealized depreciation from investments is primarily attributable to the adjustments for perpetual bonds.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
Zeo Short Duration Income Fund	$3,109,713
Zeo Sustainable Credit Fund	54,176

At April 30, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

	Non-Expiring	Non-Expiring		CLCF
Fund	Short-Term	Long-Term	Total	Utilized
Zeo Short Duration Income Fund	$—	$1,307,714	$1,307,714	$569,718
Zeo Sustainable Credit Fund	672	—	672	—

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Zeo Funds
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)
October 31, 2020

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended October 31, 2020 the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Zeo Funds
EXPENSE EXAMPLES (Unaudited)
October 31, 2020

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2020 through October 31, 2020.

Actual Expenses

The “Actual” lines in the tables below provide information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $ 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the tables below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Zeo Short Duration Income Fund

	Beginning	Ending	Expenses Paid	Fund’s
	Account Value	Account Value	During Period*	Annualized
Actual	5/1/20	10/31/20	5/1/20 – 10/31/20	Expense Ratio
Class I	$1,000.00	$1,052.70	$5.59	1.08%

Hypothetical	Beginning	Ending	Expenses Paid	Fund’s
(5% return before	Account Value	Account Value	During Period*	Annualized
expenses)	5/1/20	10/31/20	5/1/20 – 10/31/20	Expense Ratio
Class I	$1,000.00	$1,019.76	$5.50	1.08%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Zeo Funds
EXPENSE EXAMPLES (Unaudited)
October 31, 2020

Zeo Sustainable Credit Fund

	Beginning	Ending	Expenses Paid	Fund’s
	Account Value	Account Value	During Period*	Annualized
Actual	5/1/20	10/31/20	5/1/20 – 10/31/20	Expense Ratio
Class I	$1,000.00	$1,045.00	$6.44	1.25%

Hypothetical	Beginning	Ending	Expenses Paid	Fund’s
(5% return before	Account Value	Account Value	During Period*	Annualized
expenses)	5/1/20	10/31/20	5/1/20 – 10/31/20	Expense Ratio
Class I	$1,000.00	$1,018.90	$6.36	1.25%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Zeo Funds
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2020

Zeo Short Duration Income Fund (Adviser - Zeo Capital Advisors, LLC)*

In connection with the regular meeting held on March 18-19, 2020 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the re-approval of an investment advisory agreement (the “Advisory Agreement”) between Zeo Capital Advisors, LLC (“Adviser”) and the Trust, with respect to the Zeo Short Duration Income Fund (referred to as the “Fund”). In considering the re-approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that ZCA was founded in 2009, specialized in fixed income investment strategies, and had approximately $405 million in assets under management. The Trustees discussed the background information of the personnel responsible for servicing the Fund, noting their financial industry experience. They discussed the adviser’s investment process, noting that it utilized market screens and discussions with active market participants and research analysts to initially identify investment opportunities, which was then followed by deep fundamental analysis. The Trustees discussed the adviser’s risk management process, noting how the adviser sought to mitigate interest rate risk, credit risk and liquidity risk. The Trustees noted that the adviser had remained disciplined and consistent with its investment process that emphasized risk management and detailed analysis. The Trustees concluded that ZCA was expected to continue to provide high quality service to the Fund for the benefit of shareholders.

Performance. The Trustees reviewed the Fund’s performance and noted that the Fund had underperformed its Morningstar category median and peer group median over the one-year, three-year, and five-year periods. They also noted that the Fund had outperformed its peer group median but underperformed its benchmark and Morningstar category for the since inception period. The Trustees reviewed ZCA’s explanation of the Fund’s underperformance and noted the adviser’s assertion that its management of the Fund was not tied to a particular comparison but rather was intended to provide risk adjusted absolute returns for the benefit of shareholders. The Trustees concluded that ZCA’s performance had been acceptable.

Fees and Expenses. The Trustees noted that ZCA’s advisory fee of 0.75% with respect to the Fund was higher than the median and average of both its peer group and Morningstar category, but was within the range of both groups. The Trustees noted that the Fund’s net expense ratio of 1.00% was higher than its peer group median and average and its Morningstar category median and average but was well within the range of both groups. Based on these factors including, the in-depth fundamental analysis conducted by the adviser. the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Zeo Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
October 31, 2020

Economies of Scale. The Trustees considered whether economies of scale had been reached with respect to the management of the Fund. They noted that the adviser and the Board had agreed in 2018 to eliminate the fee breakpoint in order to lower the fee overall, and the adviser did not expect to offer any further breakpoints for the Fund due to the Fund’s capacity limitations. The Trustees agreed that in light of the expense limitation agreement, and the adviser’s perceived capacity limitations, the absence of breakpoints was acceptable.

Profitability. The Trustees considered the profitability realized by the adviser in connection with the operation of the Fund and whether the amount of profit was a fair entrepreneurial profit with respect to the services to be provided to the Fund. They noted that ZCA reported a profit with respect to Zeo that was not unreasonable. After discussion, the Trustees concluded that, based on the profitability analysis provided by the adviser, that the adviser was not excessively profitable from its relationship with the Fund.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the advisory fee structure was not unreasonable and that approval of the advisory agreement was in the best interests of future shareholders of the Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-936-3863 or by referring to the SEC website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Zeo Capital Advisors, LLC
1 Montgomery Street, Suite 3450
San Francisco, CA 94104

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 1/6/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 1/6/2021

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 1/6/2021